Derivative financial instruments - Changes in fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value
Inventory	$ (568)
Cost of sales	(17,349)
Net revenues	9,309
Other income and expenses, net	948
Net financial results	(717)	$ 1,024	$ (2,538)
Other comprehensive (loss) income	(98)
Realized (loss) gain	(15,875)
Hedging programs for mismatches of quotational periods | Zinc forward
Changes in fair value
Inventory	(568)
Cost of sales	(17,349)
Net revenues	9,309
Other income and expenses, net	1,331
Other comprehensive (loss) income	(98)
Realized (loss) gain	(10,486)
Hedging programs for sales of zinc at fixed price | Zinc forward
Changes in fair value
Other income and expenses, net	(383)
Realized (loss) gain	(3,241)
Hedging programs for interest rate risk | LIBOR vs. CDI
Changes in fair value
Net financial results	16,981
Realized (loss) gain	15,568
Hedging programs for interest rate risk | IPCA vs. CDI
Changes in fair value
Net financial results	786
Realized (loss) gain	959
Hedging programs for foreign exchange risk | BRL vs. USD
Changes in fair value
Net financial results	(417)
Hedging programs for foreign exchange risk | Collars USD vs. BRL
Changes in fair value
Net financial results	(18,067)
Realized (loss) gain	$ (18,675)